Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Crude oil	$ 3,218	$ 3,738
Oil products	2,893	3,278
Intermediate products	561	587
Natural gas and Liquefied Natural Gas (LNG)	126	135
Biofuels	13	14
Fertilizers	1	4
Total products	6,812	7,756
Materials, supplies and others	1,331	1,023
Total	$ 8,143	$ 8,779